Changes in the allowance for credit losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in the allowance for credit losses [Line Items]
Provision for (reversal of) allowance	[1]	₩ 728,585
Effect of discounting		(20,778)
Disposal		(63,320)
Recoveries		313,095
Others	[1]	(227,378)
Loans and other
Changes in the allowance for credit losses [Line Items]
Beginning balance		2,374,337	₩ 2,427,691
Provision for (reversal of) allowance	[1]		815,249
Write-offs			(994,006)
Effect of discounting			(23,316)
Disposal			(63,075)
Recoveries			312,633
Others	[1]		(100,839)
Ending balance			2,374,337
Loans
Changes in the allowance for credit losses [Line Items]
Beginning balance		2,310,604	2,360,795
Provision for (reversal of) allowance	[1]		799,577
Write-offs			(973,943)
Effect of discounting			(23,316)
Disposal			(63,091)
Recoveries			311,042
Others	[1]		(100,460)
Ending balance			2,310,604
Other
Changes in the allowance for credit losses [Line Items]
Beginning balance		₩ 63,733	66,896
Provision for (reversal of) allowance	[1]		15,672
Write-offs			(20,063)
Disposal			16
Recoveries			1,591
Others	[1]		(379)
Ending balance			₩ 63,733

[1]	As the accounting for the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.